INVESCO ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST
SUPPLEMENT DATED January 6, 2022 TO THE PROSPECTUSES
AND THE STATEMENT OF ADDITIONAL INFORMATION
DATED February 26, 2021, AS PREVIOUSLY SUPPLEMENTED, OF:
Invesco Active U.S. Real Estate ETF (PSR)
(the “Fund”)
Effective immediately, Chip McKinley is added as a Portfolio Manager of the Fund. Accordingly, the Fund’s Summary Prospectus, Statutory Prospectus, and Statement of Additional Information are revised as follows:
1. The following information replaces in its entirety the table appearing under the heading “Management of the Fund – Portfolio Managers” on page 3 of the Prospectuses:
Name	Title with Sub-Adviser	Date Began Managing the Fund
Grant Jackson	Portfolio Manager (Co-Lead) of the Sub-Adviser	March 2018
Joe Rodriguez, Jr.*	Portfolio Manager (Co-Lead) of the Sub-Adviser	November 2008
Mark Blackburn	Portfolio Manager of the Sub-Adviser	November 2008
Chip McKinley	Portfolio Manager of the Sub-Adviser	January 2022
Darin Turner	Portfolio Manager of the Sub-Adviser	February 2015
Ping-Ying Wang	Portfolio Manager of the Sub-Adviser	November 2008

*Effective on or about March 31, 2022, Joe Rodriguez, Jr. will no longer serve as a portfolio manager of the Fund, at which time the co-lead designation will also be removed from each portfolio manager’s name, as applicable.

2. On page 8 of the Statutory Prospectus, the following is added as a new bullet point below the third paragraph in the section titled “Management of the Fund – Portfolio Managers”:
•
Chip McKinley, Portfolio Manager of the Sub-Adviser, has been responsible for the management of the Fund since 2022. He has been associated with the Sub-Adviser and/or its affiliates since 2022.  Prior to joining the Sub-Adviser, Mr. McKinley was the Founder and served as a Portfolio Manager with Saepio Capital Management from 2019 to 2022. From 2007 to 2019, he was a Senior Vice President and Portfolio Manager with Cohen and Steers Capital Management.
3. On page 59 of the Statement of Additional Information, the following is added as a new paragraph after the seventh paragraph in the section titled “Management – Portfolio Managers”:
As of December 31, 2021, Chip McKinley managed no other registered investment companies, no other pooled investment vehicles and no other accounts.
4. On page 62 of the Statement of Additional Information, the following is added as the second sentence of the first paragraph in the section titled “Management – Portfolio Holdings”:
As of December 31, 2021, Mr. McKinley did not beneficially own any securities of the Fund.
Please Retain This Supplement For Future Reference.
PSR-SUMSTATSAI-SUP 010622